Long-term investment (Qoros) (Schedule of changes of interest in Qoros) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Fair value (loss)/gain on remaining 12% interest in Qoros	$ 0	$ (235,218)	$ 154,475
(Payment)/recovery of financial guarantee	0	(16,265)	6,195
Gain on sale of 12% interest in Qoros	0	0	152,610
Fair Value Gain Loss On Put Option	0	0	(3,362)
Net gains/(losses) related to the changes of interest in Qoros	$ 0	$ (251,483)	$ (309,918)